Interim Consolidated Statements of Operations and Comprehensive Income (Loss) (Unaudited) (Parenthetical) - shares	May 04, 2026	Feb. 12, 2026	Sep. 04, 2025	Oct. 02, 2024	Feb. 15, 2024	Jun. 30, 2026
Income Statement [Abstract]
Shares issued			2,000,000		1
Stockholders' equity note, stock split	30-for-1 reverse share split	15-for-1 reverse share split		1:200
Share surrender				5,000,000		37,777.78